Note 6 - Exploration and Evaluation Assets - Assets on Project (Details) - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 57,998	$ 56,547	$ 56,815
La Mina project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	15,695	15,731
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	12,531	12,560
Crucero project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,452	7,470
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,419	7,143
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	6,171	5,521
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	5,199	4,652
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,733	1,736
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,104	1,110
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	254	227
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	234	210
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	178	159
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 28	$ 28